CLOSURE AND RECLAMATION PROVISIONS	12 Months Ended
Dec. 31, 2023
CLOSURE AND RECLAMATION PROVISIONS [abstract]
CLOSURE AND RECLAMATION PROVISIONS

16.   CLOSURE AND RECLAMATION PROVISIONS

The following table summarizes the changes in closure and reclamation provisions:

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Mine	Yaramoko Mine	Séguéla Mine	Total
Balance as at December 31, 2022	$13,956	$7,670	$11,514	$13,375	$6,790	$53,305
Changes in estimate	2,215	949	2,442	261	3,692	9,559
Reclamation expenditures	(1,011)	(192)	-	-	-	(1,203)
Accretion	790	777	529	597	295	2,988
Effect of changes in foreign exchange rates	-	1,154	-	-	-	1,154
Balance as at December 31, 2023	15,950	10,358	14,485	14,233	10,777	65,803
Less: Current portion	(3,804)	(1,261)	-	-	-	(5,065)
Non-current portion	$12,146	$9,097	$14,485	$14,233	$10,777	$60,738

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Mine	Yaramoko Mine	Séguéla Mine	Total
Balance as at December 31, 2021	$14,898	$7,128	$19,639	$12,895	$1,552	$56,112
Changes in estimate	(1,235)	(493)	(8,666)	135	5,238	(5,021)
Reclamation expenditures	(503)	(120)	-	-	-	(623)
Accretion	796	682	541	345	-	2,364
Effect of changes in foreign exchange rates	-	473	-	-	-	473
Balance as at December 31, 2022	13,956	7,670	11,514	13,375	6,790	53,305
Less: Current portion	(1,577)	(600)	-	-	-	(2,177)
Non-current portion	$12,379	$7,070	$11,514	$13,375	$6,790	$51,128

The following table summarizes certain key inputs used in determining the present value of reclamation costs related to mine and development sites:

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Mine	Yaramoko Mine	Séguéla Mine	Total
Undiscounted uninflated estimated cash flows	$17,036	$11,972	$24,507	$14,805	$11,003	$79,323
Discount rate	6.30%	9.29%	4.19%	4.23%	3.88%
Inflation rate	3.20%	4.85%	2.26%	2.20%	2.61%

The Company is expecting to incur progressive reclamation costs throughout the life of its mines.